Buffalo Mid Cap Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Communication Services - 7.9%
Entertainment - 6.7%
Liberty Media Corp.-Liberty Formula One - Class A (a)	30,529	$2,728,682
Live Nation Entertainment, Inc. (a)	23,000	3,277,500
ROBLOX Corp. - Class A (a)	11,000	891,330
Take-Two Interactive Software, Inc. (a)	6,000	1,536,180
		8,433,692
Interactive Media & Services - 1.2%
Pinterest, Inc. - Class A (a)	58,202	1,506,850
Total Communication Services		9,940,542

Consumer Discretionary - 6.2%
Hotels, Restaurants & Leisure - 5.2%
Carnival Corp. (a)	50,000	1,527,000
Hilton Worldwide Holdings, Inc.	12,500	3,590,625
Vail Resorts, Inc.	10,746	1,427,069
		6,544,694
Textiles, Apparel & Luxury Goods - 1.0%
Birkenstock Holding PLC (a)	30,000	1,227,000
Total Consumer Discretionary		7,771,694

Financials - 7.8%
Capital Markets - 5.3%
Moody's Corp.	3,500	1,787,975
MSCI, Inc.	8,500	4,876,705
		6,664,680
Insurance - 2.5%
Kinsale Capital Group, Inc.	7,900	3,089,848
Total Financials		9,754,528

Health Care - 16.0%
Health Care Providers & Services - 6.0%
Cardinal Health, Inc.	18,000	3,699,000
Encompass Health Corp.	18,000	1,910,520
Progyny, Inc. (a)	74,300	1,908,024
		7,517,544
Health Care Technology - 3.0%
Veeva Systems, Inc. - Class A (a)	16,850	3,761,425

Life Sciences Tools & Services - 7.0%
Bio-Rad Laboratories, Inc. - Class A (a)	6,130	1,857,329
Bio-Techne Corp.	34,800	2,046,588
IQVIA Holdings, Inc. (a)	10,600	2,389,346
Mettler-Toledo International, Inc. (a)	1,800	2,509,542
		8,802,805
Total Health Care		20,081,774

Industrials - 25.6% (b)
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	1,700	965,481
TransDigm Group, Inc.	1,400	1,861,790
		2,827,271
Commercial Services & Supplies - 4.3%
Copart, Inc. (a)	84,000	3,288,600
RB Global, Inc.	20,000	2,057,400
		5,346,000
Construction & Engineering - 3.2%
AECOM	21,800	2,078,194
Comfort Systems USA, Inc.	2,100	1,959,909
		4,038,103
Electrical Equipment - 6.4%
AMETEK, Inc.	20,000	4,106,200
Vertiv Holdings Co. - Class A	24,432	3,958,228
		8,064,428
Professional Services - 8.3%
Equifax, Inc.	19,100	4,144,318
SS&C Technologies Holdings, Inc.	25,289	2,210,765
Verisk Analytics, Inc.	18,100	4,048,789
		10,403,872
Trading Companies & Distributors - 1.1%
Ferguson Enterprises, Inc.	6,300	1,402,569
Total Industrials		32,082,243

Information Technology - 16.9%
IT Services - 3.0%
Gartner, Inc. (a)	10,800	2,724,624
Snowflake, Inc. - Class A (a)	5,045	1,106,671
		3,831,295
Semiconductors & Semiconductor Equipment - 1.9%
ON Semiconductor Corp. (a)	43,310	2,345,237

Software - 12.0%
Fair Isaac Corp. (a)	890	1,504,652
Guidewire Software, Inc. (a)	11,200	2,251,312
Manhattan Associates, Inc. (a)	7,400	1,282,494
Procore Technologies, Inc. (a)	43,800	3,186,012
PTC, Inc. (a)	16,000	2,787,360
Tyler Technologies, Inc. (a)	4,650	2,110,867
Varonis Systems, Inc. (a)	58,500	1,918,800
		15,041,497
Total Information Technology		21,218,029

Materials - 4.1%
Construction Materials - 4.1%
James Hardie Industries PLC (a)	97,200	2,016,900
Martin Marietta Materials, Inc.	5,000	3,113,300
Total Materials		5,130,200

Real Estate - 6.3%
Real Estate Management & Development - 6.3%
CBRE Group, Inc. - Class A (a)	34,000	5,466,860
CoStar Group, Inc. (a)	36,000	2,420,640
Total Real Estate		7,887,500

Utilities - 3.0%
Independent Power and Renewable Electricity Producers - 3.0%
Vistra Corp.	23,750	3,831,587
TOTAL COMMON STOCKS (Cost $72,656,807)		117,698,097

REAL ESTATE INVESTMENT TRUSTS - 1.5%	Shares	Value
Real Estate - 1.5%
Health Care REITs - 1.5%
Welltower, Inc.	10,000	1,856,100
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $667,286)		1,856,100

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.8%	Shares	Value
Fidelity Money Market Government Portfolio - Class I, 3.67% (c)	6,056,781	6,056,781
TOTAL MONEY MARKET FUNDS (Cost $6,056,781)		6,056,781

TOTAL INVESTMENTS - 100.1% (Cost $79,380,874)		125,610,978
Liabilities in Excess of Other Assets - (0.1)%		(120,233)
TOTAL NET ASSETS - 100.0%		$125,490,745

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Buffalo Mid Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$117,698,097	$–	$–	$117,698,097
Real Estate Investment Trusts	1,856,100	–	–	1,856,100
Money Market Funds	6,056,781	–	–	6,056,781
Total Investments	$125,610,978	$–	$–	$125,610,978

Refer to the Schedule of Investments for further disaggregation of investment categories.